Variable Interest Entity (Details) - Schedule of Aggregate Carrying Value of Vies’ Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Aggregate Carrying Value of Vies’ Assets and Liabilities [Line Items]
Assets	$ 22,501	$ 24,352
Liabilities	3,558	3,558
Net Assets/ (Liabilities)	18,943	20,794
Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Aggregate Carrying Value of Vies’ Assets and Liabilities [Line Items]
Assets
Liabilities
Net Assets/ (Liabilities)
Maximum Exposure to Losses